Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2035 Fund
June 30, 2026
Z35-NPRT1-0826
1.9884242.109
Bond Funds - 31.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	233,280	1,786,925
Fidelity Series Corporate Bond Fund (a)	170,515	1,594,314
Fidelity Series Emerging Markets Debt Fund (a)	32,213	279,286
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,258	70,039
Fidelity Series Floating Rate High Income Fund (a)	5,760	49,939
Fidelity Series Government Bond Index Fund (a)	294,463	2,676,669
Fidelity Series High Income Fund (a)	5,573	49,822
Fidelity Series International Credit Fund (a)	7	59
Fidelity Series International Developed Markets Bond Index Fund (a)	221,201	1,889,057
Fidelity Series Investment Grade Bond Fund (a)	244,291	2,460,008
Fidelity Series Investment Grade Securitized Fund (a)	161,692	1,464,932
Fidelity Series Long-Term Treasury Bond Index Fund (a)	682,157	3,635,899
Fidelity Series Real Estate Income Fund (a)	4,912	49,712
TOTAL BOND FUNDS (Cost $16,029,289)		16,006,661

Domestic Equity Funds - 37.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	165,538	4,509,255
Fidelity Series Large Cap Growth Index Fund (a)	92,105	2,881,052
Fidelity Series Large Cap Stock Fund (a)	101,553	2,997,854
Fidelity Series Large Cap Value Index Fund (a)	251,528	5,327,367
Fidelity Series Small Cap Core Fund (a)	51,860	842,207
Fidelity Series Small Cap Opportunities Fund (a)	27,414	554,032
Fidelity Series Value Discovery Fund (a)	102,434	1,911,425
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,107,023)		19,023,192

International Equity Funds - 31.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	55,104	1,152,777
Fidelity Series Canada Index Fund (a)	38,705	387,046
Fidelity Series Emerging Markets Fund (a)	75,929	1,158,675
Fidelity Series Emerging Markets Opportunities Fund (a)	144,103	4,631,468
Fidelity Series International Growth Fund (a)	116,872	2,520,924
Fidelity Series International Index Fund (a)	57,866	962,312
Fidelity Series International Small Cap Fund (a)	20,864	394,530
Fidelity Series International Value Fund (a)	148,074	2,478,750
Fidelity Series Overseas Fund (a)	154,438	2,500,355
Fidelity Series Select International Small Cap Fund (a)	3,443	53,270
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,072,572)		16,240,107

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $37,208,884)	51,269,960
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	51,269,961

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,252,563	574,091	1,066,669	1,189	(3,467)	30,407	1,786,925	233,280
Fidelity Series Blue Chip Growth Fund	6,144,746	496,795	3,669,397	-	1,763,262	(226,151)	4,509,255	165,538
Fidelity Series Canada Fund	2,277,326	227,586	1,427,337	-	305,306	(230,104)	1,152,777	55,104
Fidelity Series Canada Index Fund	-	387,046	-	-	-	-	387,046	38,705
Fidelity Series Commodity Strategy Fund	502,643	63,190	566,716	-	76,811	(75,928)	-	-
Fidelity Series Corporate Bond Fund	2,225,351	315,883	950,241	23,707	1,521	1,800	1,594,314	170,515
Fidelity Series Emerging Markets Debt Fund	382,844	57,052	173,821	4,854	15,416	(2,205)	279,286	32,213
Fidelity Series Emerging Markets Debt Local Currency Fund	97,531	13,527	44,245	-	3,960	(734)	70,039	7,258
Fidelity Series Emerging Markets Fund	1,418,889	169,535	727,119	-	249,319	48,051	1,158,675	75,929
Fidelity Series Emerging Markets Opportunities Fund	5,686,386	610,751	2,960,015	-	970,427	323,919	4,631,468	144,103
Fidelity Series Floating Rate High Income Fund	69,702	11,603	31,604	1,119	(262)	500	49,939	5,760
Fidelity Series Government Bond Index Fund	3,735,007	566,188	1,603,790	31,070	(38,817)	18,081	2,676,669	294,463
Fidelity Series Government Money Market Fund	147,933	66,021	213,954	647	-	-	-	-
Fidelity Series High Income Fund	69,938	10,312	31,604	993	1,210	(34)	49,822	5,573
Fidelity Series International Credit Fund	58	-	-	-	-	1	59	7
Fidelity Series International Developed Markets Bond Index Fund	2,394,814	574,488	1,093,029	20,075	(33,526)	46,310	1,889,057	221,201
Fidelity Series International Growth Fund	3,636,671	252,248	1,819,598	-	376,099	75,504	2,520,924	116,872
Fidelity Series International Index Fund	1,410,791	97,977	662,229	-	181,549	(65,776)	962,312	57,866
Fidelity Series International Small Cap Fund	678,888	-	341,752	-	56,837	557	394,530	20,864
Fidelity Series International Value Fund	3,644,223	260,793	1,634,123	-	482,674	(274,817)	2,478,750	148,074
Fidelity Series Investment Grade Bond Fund	3,447,581	496,897	1,470,447	31,747	(21,132)	7,109	2,460,008	244,291
Fidelity Series Investment Grade Securitized Fund	2,081,961	271,741	882,595	19,786	(10,565)	4,390	1,464,932	161,692
Fidelity Series Large Cap Growth Index Fund	3,917,636	407,517	2,095,038	11,097	936,986	(286,049)	2,881,052	92,105
Fidelity Series Large Cap Stock Fund	4,126,845	299,481	1,920,139	-	613,741	(122,074)	2,997,854	101,553
Fidelity Series Large Cap Value Index Fund	7,267,774	599,978	3,448,233	-	888,804	19,044	5,327,367	251,528
Fidelity Series Long-Term Treasury Bond Index Fund	4,579,988	1,221,795	2,155,317	43,056	(47,536)	36,969	3,635,899	682,157
Fidelity Series Overseas Fund	3,646,221	264,497	1,762,218	-	384,444	(32,589)	2,500,355	154,438
Fidelity Series Real Estate Income Fund	69,154	11,239	31,604	432	(1,163)	2,086	49,712	4,912
Fidelity Series Select International Small Cap Fund	57,416	476	9,817	-	2,076	3,119	53,270	3,443
Fidelity Series Small Cap Core Fund	1,151,118	41,722	527,784	25,251	138,556	38,595	842,207	51,860
Fidelity Series Small Cap Opportunities Fund	715,755	55,015	331,675	-	95,060	19,877	554,032	27,414
Fidelity Series Treasury Bill Index Fund	345,021	185,974	530,995	1,543	-	-	-	-
Fidelity Series Value Discovery Fund	2,598,521	248,705	1,193,744	-	160,584	97,359	1,911,425	102,434
	70,781,295	8,860,123	35,376,849	216,566	7,548,174	(542,783)	51,269,960

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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